Expenses by nature	12 Months Ended
Dec. 31, 2022
Expenses by nature
Expenses by nature

6    Expenses by nature

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Technology service fees	1,500,711	2,021,238	2,261,498
Employee benefit expenses (Note 7)	1,643,404	1,629,375	1,601,989
Outsourcing labor costs	300,323	437,081	528,582
Business origination fees to channel partners	251,988	276,966	251,427
Purchase costs of products	74,248	176,224	183,956
Amortization of intangible assets (Note 13)	282,697	302,774	162,121
Depreciation of property and equipment (Note 12)	138,531	135,975	119,309
Listing expenses	—	12,467	69,857
Professional service fees	67,137	48,001	50,596
Marketing and advertising fees	59,801	110,775	50,246
Travelling expenses	54,587	76,987	38,873
Auditor's remuneration
—Audit related	15,900	14,657	16,501
—Non-audit	3,149	1,957	3,150
Impairment loss of intangible assets (Note 13)	23,259	5,646	10,208
Others	290,794	228,666	134,431
Total cost of revenue, research and development expenses, selling and marketing expenses, general and administrative expenses	4,706,529	5,478,789	5,482,744

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Research and development costs
-Employee benefit expenses	610,564	514,456	469,320
-Technology service fees	682,222	859,324	946,700
-Amortization of intangible assets	3,812	3,396	6,282
-Depreciation of property and equipment	9,659	11,182	14,168
-Impairment loss of intangible assets	5,597	3,747	3,837
-Others	37,438	23,200	22,334
Amounts incurred	1,349,292	1,415,305	1,462,641

Less: capitalized
-Employee benefit expenses	(125,767)	(45,016)	(19,827)
-Technology service fees	(50,235)	(17,271)	(25,123)
	(176,002)	(62,287)	(44,950)
	1,173,290	1,353,018	1,417,691